Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2011
Real Estate and Accumulated Depreciation
Encumbrances			323,838
Gross Carrying Amount	328,342	1,175,423	1,914,969	172,334
Accumulated Depreciation	18,898	42,806	109,636	9,471
Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			259,597
Gross Carrying Amount			259,597
Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,612,300
Cost Capitalized Subsequent to Acquisition			43,072
Gross Carrying Amount			1,655,372
TransDigm
Real Estate and Accumulated Depreciation
Date of Acquisition	May 31, 2012
Zeller
Real Estate and Accumulated Depreciation
Date of Acquisition	Nov. 08, 2012
Comcast
Real Estate and Accumulated Depreciation
Date of Acquisition		Jan. 11, 2013
Boeing
Real Estate and Accumulated Depreciation
Date of Acquisition		Feb. 15, 2013
Schlumberger
Real Estate and Accumulated Depreciation
Date of Acquisition		May 01, 2013
UTC
Real Estate and Accumulated Depreciation
Date of Acquisition		May 03, 2013
Avnet
Real Estate and Accumulated Depreciation
Date of Acquisition		May 29, 2013
Cigna
Real Estate and Accumulated Depreciation
Date of Acquisition		Jun. 20, 2013
Nokia
Real Estate and Accumulated Depreciation
Date of Acquisition		Aug. 13, 2013
Verizon
Real Estate and Accumulated Depreciation
Date of Acquisition		Oct. 03, 2013
Fox Head
Real Estate and Accumulated Depreciation
Date of Acquisition		Oct. 29, 2013
Coca-Cola Refreshments
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
General Electric
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Atlanta Wildwood
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Community Insurance
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Anthem
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
JPMorgan Chase
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
IBM
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Aetna
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
CHRISTUS Health
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Roush Industries
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Wells Fargo
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Shire Pharmaceuticals
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
United HealthCare
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
One Century Place
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Northpointe Corporate Center II
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Comcast (Northpointe Corporate Center I)
Real Estate and Accumulated Depreciation
Date of Acquisition		Nov. 05, 2013
Farmers
Real Estate and Accumulated Depreciation
Date of Acquisition		Dec. 27, 2013
DigitalGlobe
Real Estate and Accumulated Depreciation
Date of Acquisition			Jan. 14, 2014
Waste Management
Real Estate and Accumulated Depreciation
Date of Acquisition			Jan. 16, 2014
BT Infonet
Real Estate and Accumulated Depreciation
Date of Acquisition			Feb. 27, 2014
Wyndham Worldwide
Real Estate and Accumulated Depreciation
Date of Acquisition			Apr. 23, 2014
Ace Hardware
Real Estate and Accumulated Depreciation
Date of Acquisition			Apr. 24, 2014
Equifax I
Real Estate and Accumulated Depreciation
Date of Acquisition			May 20, 2014
American Express
Real Estate and Accumulated Depreciation
Date of Acquisition			May 22, 2014
SoftBank
Real Estate and Accumulated Depreciation
Date of Acquisition			May 28, 2014
Vanguard
Real Estate and Accumulated Depreciation
Date of Acquisition			Jun. 19, 2014
Parallon
Real Estate and Accumulated Depreciation
Date of Acquisition			Jun. 25, 2014
Mason I (6)
Real Estate and Accumulated Depreciation
Date of Acquisition			Nov. 07, 2014
Wells Fargo
Real Estate and Accumulated Depreciation
Date of Acquisition			Dec. 15, 2014
Operating Properties
Real Estate and Accumulated Depreciation
Encumbrances			323,838
Gross Carrying Amount			1,864,975
Accumulated Depreciation			109,636
Operating Properties | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			244,412
Gross Carrying Amount			244,412
Operating Properties | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,612,300
Cost Capitalized Subsequent to Acquisition			8,263
Gross Carrying Amount			1,620,563
Operating Properties | Plainfield
Real Estate and Accumulated Depreciation
Property Type			Office/Laboratory
Encumbrances			19,638
Gross Carrying Amount			33,261
Accumulated Depreciation			7,389
Date of Acquisition			Jun. 18, 2009
Operating Properties | Plainfield | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Plainfield | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Plainfield | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,709
Gross Carrying Amount			3,709
Operating Properties | Plainfield | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			27,335
Cost Capitalized Subsequent to Acquisition			2,217
Gross Carrying Amount			29,552
Operating Properties | Renfro
Real Estate and Accumulated Depreciation
Property Type			Warehouse/Distribution
Encumbrances			13,500
Gross Carrying Amount			21,594
Accumulated Depreciation			4,557
Date of Acquisition			Jun. 18, 2009
Operating Properties | Renfro | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Renfro | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Renfro | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,400
Gross Carrying Amount			1,400
Operating Properties | Renfro | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			18,804
Cost Capitalized Subsequent to Acquisition			1,390
Gross Carrying Amount			20,194
Operating Properties | Will Partners
Real Estate and Accumulated Depreciation
Property Type			Warehouse/Distribution
Encumbrances			0
Gross Carrying Amount			20,322
Accumulated Depreciation			2,132
Date of Acquisition			Jun. 04, 2010
Operating Properties | Will Partners | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Will Partners | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Will Partners | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,494
Gross Carrying Amount			1,494
Operating Properties | Will Partners | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			18,654
Cost Capitalized Subsequent to Acquisition			174
Gross Carrying Amount			18,828
Operating Properties | Emporia Partners
Real Estate and Accumulated Depreciation
Property Type			Office/Industrial/Distribution
Encumbrances			4,108
Gross Carrying Amount			7,841
Accumulated Depreciation			1,405
Date of Acquisition			Aug. 27, 2010
Operating Properties | Emporia Partners | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Emporia Partners | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Emporia Partners | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			274
Gross Carrying Amount			274
Operating Properties | Emporia Partners | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			7,567
Gross Carrying Amount			7,567
Operating Properties | ITT
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			4,600
Gross Carrying Amount			7,116
Accumulated Depreciation			1,135
Date of Acquisition			Sep. 23, 2010
Operating Properties | ITT | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | ITT | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | ITT | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,877
Gross Carrying Amount			2,877
Operating Properties | ITT | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			4,222
Cost Capitalized Subsequent to Acquisition			17
Gross Carrying Amount			4,239
Operating Properties | Quad/Graphics
Real Estate and Accumulated Depreciation
Property Type			Industrial/Office
Encumbrances			7,500
Gross Carrying Amount			12,446
Accumulated Depreciation			1,536
Date of Acquisition			Dec. 30, 2010
Operating Properties | Quad/Graphics | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Quad/Graphics | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Quad/Graphics | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,950
Gross Carrying Amount			1,950
Operating Properties | Quad/Graphics | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			10,236
Cost Capitalized Subsequent to Acquisition			260
Gross Carrying Amount			10,496
Operating Properties | LTI
Real Estate and Accumulated Depreciation
Property Type			Office/Laboratory/Manufacturing
Encumbrances			32,128
Gross Carrying Amount			65,422
Accumulated Depreciation			8,423
Date of Acquisition			May 13, 2011
Operating Properties | LTI | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | LTI | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | LTI | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			15,300
Gross Carrying Amount			15,300
Operating Properties | LTI | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			50,122
Gross Carrying Amount			50,122
Operating Properties | AT&T
Real Estate and Accumulated Depreciation
Property Type			Office/ Data Center
Encumbrances			26,000
Gross Carrying Amount			39,651
Accumulated Depreciation			4,295
Date of Acquisition			Jan. 31, 2012
Operating Properties | AT&T | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | AT&T | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | AT&T | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			6,770
Gross Carrying Amount			6,770
Operating Properties | AT&T | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			32,420
Cost Capitalized Subsequent to Acquisition			461
Gross Carrying Amount			32,881
Operating Properties | Westinghouse
Real Estate and Accumulated Depreciation
Property Type			Engineering Facility
Encumbrances			22,000
Gross Carrying Amount			31,746
Accumulated Depreciation			2,954
Date of Acquisition			Mar. 22, 2012
Operating Properties | Westinghouse | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Westinghouse | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Westinghouse | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,650
Gross Carrying Amount			2,650
Operating Properties | Westinghouse | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			29,096
Gross Carrying Amount			29,096
Operating Properties | TransDigm
Real Estate and Accumulated Depreciation
Property Type			Assembly/Manufacturing
Encumbrances			6,576
Gross Carrying Amount			12,803
Accumulated Depreciation			1,086
Date of Acquisition			May 31, 2012
Operating Properties | TransDigm | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | TransDigm | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | TransDigm | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,773
Gross Carrying Amount			3,773
Operating Properties | TransDigm | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			9,030
Gross Carrying Amount			9,030
Operating Properties | Travelers
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			9,500
Gross Carrying Amount			16,175
Accumulated Depreciation			1,528
Date of Acquisition			Jun. 29, 2012
Operating Properties | Travelers | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Travelers | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Travelers | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,600
Gross Carrying Amount			2,600
Operating Properties | Travelers | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			13,500
Cost Capitalized Subsequent to Acquisition			75
Gross Carrying Amount			13,575
Operating Properties | Zeller
Real Estate and Accumulated Depreciation
Property Type			Manufacturing
Encumbrances			9,000
Gross Carrying Amount			16,554
Accumulated Depreciation			1,068
Date of Acquisition			Nov. 08, 2012
Operating Properties | Zeller | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Zeller | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Zeller | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,674
Gross Carrying Amount			2,674
Operating Properties | Zeller | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			13,229
Cost Capitalized Subsequent to Acquisition			651
Gross Carrying Amount			13,880
Operating Properties | Northrop
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			10,800
Gross Carrying Amount			17,488
Accumulated Depreciation			2,099
Date of Acquisition			Nov. 13, 2012
Operating Properties | Northrop | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Northrop | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Northrop | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,300
Gross Carrying Amount			1,300
Operating Properties | Northrop | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			16,188
Gross Carrying Amount			16,188
Operating Properties | Health Net
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			13,500
Gross Carrying Amount			22,254
Accumulated Depreciation			2,232
Date of Acquisition			Dec. 18, 2012
Operating Properties | Health Net | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Health Net | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Health Net | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			4,182
Gross Carrying Amount			4,182
Operating Properties | Health Net | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			18,072
Gross Carrying Amount			18,072
Operating Properties | Comcast
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			26,038
Accumulated Depreciation			2,618
Date of Acquisition			Jan. 11, 2013
Operating Properties | Comcast | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Comcast | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Comcast | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,146
Gross Carrying Amount			3,146
Operating Properties | Comcast | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			22,826
Cost Capitalized Subsequent to Acquisition			66
Gross Carrying Amount			22,892
Operating Properties | Boeing
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			12,000
Accumulated Depreciation			1,780
Date of Acquisition			Feb. 15, 2013
Operating Properties | Boeing | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Boeing | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Boeing | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,000
Gross Carrying Amount			3,000
Operating Properties | Boeing | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			9,000
Gross Carrying Amount			9,000
Operating Properties | Schlumberger
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			30,060
Gross Carrying Amount			50,552
Accumulated Depreciation			2,883
Date of Acquisition			May 01, 2013
Operating Properties | Schlumberger | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Schlumberger | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Schlumberger | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,800
Gross Carrying Amount			2,800
Operating Properties | Schlumberger | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			47,752
Gross Carrying Amount			47,752
Operating Properties | UTC
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			23,760
Gross Carrying Amount			39,188
Accumulated Depreciation			2,491
Date of Acquisition			May 03, 2013
Operating Properties | UTC | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | UTC | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | UTC | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,330
Gross Carrying Amount			1,330
Operating Properties | UTC | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			37,858
Gross Carrying Amount			37,858
Operating Properties | Avnet
Real Estate and Accumulated Depreciation
Property Type			Research & Development/Flex Facility
Encumbrances			19,860
Gross Carrying Amount			33,341
Accumulated Depreciation			1,985
Date of Acquisition			May 29, 2013
Operating Properties | Avnet | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Avnet | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Avnet | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,860
Gross Carrying Amount			1,860
Operating Properties | Avnet | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			31,481
Gross Carrying Amount			31,481
Operating Properties | Cigna
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			56,702
Accumulated Depreciation			2,980
Date of Acquisition			Jun. 20, 2013
Operating Properties | Cigna | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Cigna | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Cigna | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			8,600
Gross Carrying Amount			8,600
Operating Properties | Cigna | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			48,102
Gross Carrying Amount			48,102
Operating Properties | Nokia
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			29,540
Accumulated Depreciation			1,062
Date of Acquisition			Aug. 13, 2013
Operating Properties | Nokia | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Nokia | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Nokia | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			7,697
Gross Carrying Amount			7,697
Operating Properties | Nokia | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			21,843
Gross Carrying Amount			21,843
Operating Properties | Verizon
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			26,160
Gross Carrying Amount			42,385
Accumulated Depreciation			2,810
Date of Acquisition			Oct. 03, 2013
Operating Properties | Verizon | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Verizon | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Verizon | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			5,300
Gross Carrying Amount			5,300
Operating Properties | Verizon | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			36,768
Cost Capitalized Subsequent to Acquisition			317
Gross Carrying Amount			37,085
Operating Properties | Fox Head
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			26,902
Accumulated Depreciation			968
Date of Acquisition			Oct. 29, 2013
Operating Properties | Fox Head | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Fox Head | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Fox Head | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,672
Gross Carrying Amount			3,672
Operating Properties | Fox Head | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			23,230
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			23,230
Operating Properties | Coca-Cola Refreshments
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			55,227
Accumulated Depreciation			2,979
Date of Acquisition			Nov. 05, 2013
Operating Properties | Coca-Cola Refreshments | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Coca-Cola Refreshments | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Coca-Cola Refreshments | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			5,000
Gross Carrying Amount			5,000
Operating Properties | Coca-Cola Refreshments | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			50,227
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			50,227
Operating Properties | General Electric
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			56,560
Accumulated Depreciation			2,052
Date of Acquisition			Nov. 05, 2013
Operating Properties | General Electric | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | General Electric | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | General Electric | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			5,050
Gross Carrying Amount			5,050
Operating Properties | General Electric | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			51,396
Cost Capitalized Subsequent to Acquisition			114
Gross Carrying Amount			51,510
Operating Properties | Atlanta Wildwood
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			27,684
Accumulated Depreciation			1,688
Date of Acquisition			Nov. 05, 2013
Operating Properties | Atlanta Wildwood | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Atlanta Wildwood | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Atlanta Wildwood | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			4,189
Gross Carrying Amount			4,189
Operating Properties | Atlanta Wildwood | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			23,414
Cost Capitalized Subsequent to Acquisition			81
Gross Carrying Amount			23,495
Operating Properties | Community Insurance
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			23,500
Accumulated Depreciation			1,080
Date of Acquisition			Nov. 05, 2013
Operating Properties | Community Insurance | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Community Insurance | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Community Insurance | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,177
Gross Carrying Amount			1,177
Operating Properties | Community Insurance | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			22,323
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			22,323
Operating Properties | Anthem
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			9,742
Accumulated Depreciation			576
Date of Acquisition			Nov. 05, 2013
Operating Properties | Anthem | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Anthem | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Anthem | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			850
Gross Carrying Amount			850
Operating Properties | Anthem | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			8,892
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			8,892
Operating Properties | JPMorgan Chase
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			44,500
Accumulated Depreciation			1,816
Date of Acquisition			Nov. 05, 2013
Operating Properties | JPMorgan Chase | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | JPMorgan Chase | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | JPMorgan Chase | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			5,500
Gross Carrying Amount			5,500
Operating Properties | JPMorgan Chase | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			39,000
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			39,000
Operating Properties | IBM
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			37,859
Accumulated Depreciation			2,216
Date of Acquisition			Nov. 05, 2013
Operating Properties | IBM | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | IBM | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | IBM | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			4,750
Gross Carrying Amount			4,750
Operating Properties | IBM | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			32,769
Cost Capitalized Subsequent to Acquisition			340
Gross Carrying Amount			33,109
Operating Properties | Aetna
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			15,515
Accumulated Depreciation			885
Date of Acquisition			Nov. 05, 2013
Operating Properties | Aetna | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Aetna | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Aetna | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,000
Gross Carrying Amount			3,000
Operating Properties | Aetna | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			12,330
Cost Capitalized Subsequent to Acquisition			185
Gross Carrying Amount			12,515
Operating Properties | CHRISTUS Health
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			48,909
Accumulated Depreciation			2,539
Date of Acquisition			Nov. 05, 2013
Operating Properties | CHRISTUS Health | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | CHRISTUS Health | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | CHRISTUS Health | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,950
Gross Carrying Amount			1,950
Operating Properties | CHRISTUS Health | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			46,922
Cost Capitalized Subsequent to Acquisition			37
Gross Carrying Amount			46,959
Operating Properties | Roush Industries
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			12,250
Accumulated Depreciation			1,599
Date of Acquisition			Nov. 05, 2013
Operating Properties | Roush Industries | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Roush Industries | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Roush Industries | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			875
Gross Carrying Amount			875
Operating Properties | Roush Industries | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			11,375
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			11,375
Operating Properties | Wells Fargo
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			29,737
Accumulated Depreciation			2,305
Date of Acquisition			Nov. 05, 2013
Operating Properties | Wells Fargo | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Wells Fargo | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Wells Fargo | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			3,100
Gross Carrying Amount			3,100
Operating Properties | Wells Fargo | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			26,348
Cost Capitalized Subsequent to Acquisition			289
Gross Carrying Amount			26,637
Operating Properties | Shire Pharmaceuticals
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			21,885
Accumulated Depreciation			1,966
Date of Acquisition			Nov. 05, 2013
Operating Properties | Shire Pharmaceuticals | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Shire Pharmaceuticals | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Shire Pharmaceuticals | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,925
Gross Carrying Amount			2,925
Operating Properties | Shire Pharmaceuticals | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			18,935
Cost Capitalized Subsequent to Acquisition			25
Gross Carrying Amount			18,960
Operating Properties | United HealthCare
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			26,430
Accumulated Depreciation			1,917
Date of Acquisition			Nov. 05, 2013
Operating Properties | United HealthCare | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | United HealthCare | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | United HealthCare | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,920
Gross Carrying Amount			2,920
Operating Properties | United HealthCare | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			23,510
Cost Capitalized Subsequent to Acquisition			0
Gross Carrying Amount			23,510
Operating Properties | One Century Place
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			70,751
Accumulated Depreciation			4,621
Date of Acquisition			Nov. 05, 2013
Operating Properties | One Century Place | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | One Century Place | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | One Century Place | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			8,025
Gross Carrying Amount			8,025
Operating Properties | One Century Place | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			61,162
Cost Capitalized Subsequent to Acquisition			1,564
Gross Carrying Amount			62,726
Operating Properties | Northpointe Corporate Center II
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			7,175
Accumulated Depreciation			175
Date of Acquisition			Nov. 05, 2013
Operating Properties | Northpointe Corporate Center II | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Northpointe Corporate Center II | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Northpointe Corporate Center II | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,109
Gross Carrying Amount			1,109
Operating Properties | Northpointe Corporate Center II | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			6,066
Gross Carrying Amount			6,066
Operating Properties | Comcast (Northpointe Corporate Center I)
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			19,222
Accumulated Depreciation			1,174
Date of Acquisition			Nov. 05, 2013
Operating Properties | Comcast (Northpointe Corporate Center I) | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Comcast (Northpointe Corporate Center I) | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Comcast (Northpointe Corporate Center I) | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,292
Gross Carrying Amount			2,292
Operating Properties | Comcast (Northpointe Corporate Center I) | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			16,930
Gross Carrying Amount			16,930
Operating Properties | Farmers
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			19,856
Accumulated Depreciation			882
Date of Acquisition			Dec. 27, 2013
Operating Properties | Farmers | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Farmers | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Farmers | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,750
Gross Carrying Amount			2,750
Operating Properties | Farmers | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			17,106
Gross Carrying Amount			17,106
Operating Properties | Caterpillar
Real Estate and Accumulated Depreciation
Property Type			Industrial
Encumbrances			0
Gross Carrying Amount			52,511
Accumulated Depreciation			2,644
Date of Acquisition			Jan. 07, 2014
Operating Properties | Caterpillar | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Caterpillar | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Caterpillar | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			6,000
Gross Carrying Amount			6,000
Operating Properties | Caterpillar | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			46,511
Gross Carrying Amount			46,511
Operating Properties | DigitalGlobe
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			92,000
Accumulated Depreciation			3,085
Date of Acquisition			Jan. 14, 2014
Operating Properties | DigitalGlobe | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | DigitalGlobe | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | DigitalGlobe | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			8,600
Gross Carrying Amount			8,600
Operating Properties | DigitalGlobe | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			83,400
Gross Carrying Amount			83,400
Operating Properties | Waste Management
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			16,515
Accumulated Depreciation			740
Date of Acquisition			Jan. 16, 2014
Operating Properties | Waste Management | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Waste Management | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Waste Management | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			0
Gross Carrying Amount			0
Operating Properties | Waste Management | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			16,515
Gross Carrying Amount			16,515
Operating Properties | BT Infonet
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			51,283
Accumulated Depreciation			1,553
Date of Acquisition			Feb. 27, 2014
Operating Properties | BT Infonet | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | BT Infonet | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | BT Infonet | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			9,800
Gross Carrying Amount			9,800
Operating Properties | BT Infonet | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			41,483
Gross Carrying Amount			41,483
Operating Properties | Wyndham Worldwide
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			97,353
Accumulated Depreciation			1,990
Date of Acquisition			Apr. 23, 2014
Operating Properties | Wyndham Worldwide | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Wyndham Worldwide | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Wyndham Worldwide | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			6,200
Gross Carrying Amount			6,200
Operating Properties | Wyndham Worldwide | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			91,153
Gross Carrying Amount			91,153
Operating Properties | Ace Hardware
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			23,648
Gross Carrying Amount			40,845
Accumulated Depreciation			896
Date of Acquisition			Apr. 24, 2014
Operating Properties | Ace Hardware | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Ace Hardware | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Ace Hardware | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			6,900
Gross Carrying Amount			6,900
Operating Properties | Ace Hardware | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			33,945
Gross Carrying Amount			33,945
Operating Properties | Equifax I
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			14,559
Accumulated Depreciation			428
Date of Acquisition			May 20, 2014
Operating Properties | Equifax I | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Equifax I | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Equifax I | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,850
Gross Carrying Amount			1,850
Operating Properties | Equifax I | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			12,709
Gross Carrying Amount			12,709
Operating Properties | American Express
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			60,893
Accumulated Depreciation			2,001
Date of Acquisition			May 22, 2014
Operating Properties | American Express | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | American Express | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | American Express | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			15,000
Gross Carrying Amount			15,000
Operating Properties | American Express | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			45,893
Gross Carrying Amount			45,893
Operating Properties | SoftBank
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			91,739
Accumulated Depreciation			2,295
Date of Acquisition			May 28, 2014
Operating Properties | SoftBank | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | SoftBank | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | SoftBank | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			22,789
Gross Carrying Amount			22,789
Operating Properties | SoftBank | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			68,950
Gross Carrying Amount			68,950
Operating Properties | Vanguard
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			33,292
Accumulated Depreciation			693
Date of Acquisition			Jun. 19, 2014
Operating Properties | Vanguard | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Vanguard | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Vanguard | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,230
Gross Carrying Amount			2,230
Operating Properties | Vanguard | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			31,062
Gross Carrying Amount			31,062
Operating Properties | Parallon
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			17,772
Accumulated Depreciation			361
Date of Acquisition			Jun. 25, 2014
Operating Properties | Parallon | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Parallon | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Parallon | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			1,000
Gross Carrying Amount			1,000
Operating Properties | Parallon | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			16,772
Gross Carrying Amount			16,772
Operating Properties | TW Telecom
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			21,500
Gross Carrying Amount			46,914
Accumulated Depreciation			684
Date of Acquisition			Aug. 01, 2014
Operating Properties | TW Telecom | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | TW Telecom | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | TW Telecom | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			11,097
Gross Carrying Amount			11,097
Operating Properties | TW Telecom | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			35,817
Gross Carrying Amount			35,817
Operating Properties | Equifax II
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			14,955
Accumulated Depreciation			156
Date of Acquisition			Oct. 01, 2014
Operating Properties | Equifax II | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Equifax II | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Equifax II | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,200
Gross Carrying Amount			2,200
Operating Properties | Equifax II | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			12,755
Gross Carrying Amount			12,755
Operating Properties | Mason I (6)
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			23,265
Accumulated Depreciation			149
Date of Acquisition			Nov. 07, 2014
Operating Properties | Mason I (6) | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Mason I (6) | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Mason I (6) | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			4,776
Gross Carrying Amount			4,776
Operating Properties | Mason I (6) | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			18,489
Gross Carrying Amount			18,489
Operating Properties | Wells Fargo
Real Estate and Accumulated Depreciation
Property Type			Office
Encumbrances			0
Gross Carrying Amount			42,956
Accumulated Depreciation			75
Date of Acquisition			Dec. 15, 2014
Operating Properties | Wells Fargo | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Operating Properties | Wells Fargo | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Operating Properties | Wells Fargo | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			2,150
Gross Carrying Amount			2,150
Operating Properties | Wells Fargo | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			40,806
Gross Carrying Amount			40,806
Undeveloped Land and Construction in Progress | Restoration Hardware
Real Estate and Accumulated Depreciation
Property Type			Undeveloped land and construction in progress
Encumbrances			0
Gross Carrying Amount			49,994
Accumulated Depreciation			0
Date of Acquisition			Jun. 20, 2014
Undeveloped Land and Construction in Progress | Restoration Hardware | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			5 years
Undeveloped Land and Construction in Progress | Restoration Hardware | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed			40 years
Undeveloped Land and Construction in Progress | Restoration Hardware | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company			15,185
Gross Carrying Amount			15,185
Undeveloped Land and Construction in Progress | Restoration Hardware | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company			0
Cost Capitalized Subsequent to Acquisition			34,809
Gross Carrying Amount			34,809